UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 - 3481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/15

FORM N-CSR

Item 1.       Reports to Stockholders.

General Municipal
Money Market Fund

SEMIANNUAL REPORT May 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
27	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General Municipal
Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General Municipal Money Market Fund, covering the six-month period from December 1, 2014, through May 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Longer term U.S. Treasury securities fared well early in the reporting period when long-term interest rates fell amid robust demand from global investors, but returns later moderated amid heightened market volatility stemming from renewed domestic economic concerns and expectations of higher short-term interest rates over the months ahead. Yet, yields of money market instruments remained steady, anchored near zero percent by an unchanged target for overnight interest rates. Yields also experienced downward pressure from robust demand for a relatively limited supply of money market-eligible instruments.

We remain optimistic regarding the outlook for the U.S. economy. We believe the domestic economic recovery has resumed after a winter soft patch, labor markets remain strong, energy prices have climbed from previous lows, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address persistent global economic weakness. Nonetheless, we believe short-term interest rates remain near current levels at least until later in 2015, and any eventual rate hikes may be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2014 through May 31, 2015, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2015, General Municipal Money Market Fund’s Class A and Class B shares produced annualized yields of 0.00% and 0.00%, respectively. Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

A persistent-but-choppy economic recovery continued over the reporting period, but the Federal Reserve Board (the “Fed”) left its target for short-term interest rates unchanged. Consequently, yields of tax-exempt money market instruments remained near zero percent.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal income taxes.The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality, short-term municipal obligations throughout the United States and its territories that provide income exempt from federal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Accommodative Fed Policy Kept Yields Low

The U.S. economy continued to recover early in the reporting period when labor markets and consumer confidence strengthened.The economy stumbled during the first quarter of 2015 due to unusually harsh winter weather and an appreciating U.S. dollar, but growth resumed in the spring.

Long-term interest rates fell early in the reporting period when global investors flocked to U.S.Treasury securities, and the resulting supply-and-demand imbalance put downward pressure on longer term yields. However, long-term rates soon began to climb amid stronger-than-expected employment data and expectations of short-term rate hikes later this year. Meanwhile, investor demand remained robust while the supply of new municipal money market instruments stayed low as tax receipts climbed and the need for short-term financing diminished. Despite isolated pockets of weakness, municipal credit quality generally continued to improve when many states and local governments balanced their budgets and replenished reserves. Still, short-term rates remained relatively unaffected by these developments as the Fed maintained the federal funds rate near historical lows.

Focus on Quality and Liquidity

As we have for some time, we retained the fund’s focus on instruments with strong liquidity characteristics, including variable rate demand notes (VRDNs) on which yields are reset weekly.As part of our risk management strategy, we maintained broad diversification across both municipal issuers and instruments backed by third parties. For example, we have identified stable credits among state general obligation bonds; essential-service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various health care and education issuers.

We have continued to maintain a short weighted average maturity compared to historical averages, as narrow yield differences along the market’s maturity range provided little incentive to assume the incremental risks of longer dated instruments.

Fed: Neither Patient nor Impatient

The Fed has reiterated that “it will take a balanced approach consistent with its longer-run goals of maximum employment and inflation of 2%,” and “economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.” Therefore, while many analysts expect rate hikes to begin later this year, those increases are likely to be modest and gradual. Moreover, the outlook for higher yields and money market reforms could move the one-year note index off historical lows, and we will carefully monitor the upcoming note issuance season for evidence of this trend. As for now, in our judgment, the prudent course for fund management continues to be an emphasis on preservation of capital and liquidity.

June 15, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class A and
Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields for Class A and Class B would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from December 1, 2014 to May 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2015

	Class A	Class B
Expenses paid per $1,000†	$.45	$ .45
Ending value (after expenses)	$1,000.00	$ 1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2015

	Class A	Class B
Expenses paid per $1,000†	$.45	$ .45
Ending value (after expenses)	$ 1,024.48	$ 1,024.48

† Expenses are equal to the fund’s annualized expense ratio of .09% for Class A and .09% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2015 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—1.6%
Alabama Building Renovation
Finance Authority, Building
Renovation Revenue, Refunding	4.00	9/1/15	1,640,000		1,655,191
Eutaw Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.08	6/1/15	2,300,000	[a]	2,300,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.13	6/7/15	5,000,000	[a]	5,000,000
University of Alabama Board of
Trustees, HR (University of
Alabama at Birmingham) (LOC;
Wells Fargo Bank)	0.08	6/7/15	4,500,000	[a]	4,500,000
Arizona—.9%
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.12	6/7/15	7,600,000	[a]	7,600,000
California—1.6%
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	0.18	6/7/15	3,625,000	[a]	3,625,000
California Pollution Control
Financing Authority, SWDR
(Sierra Pacific Industries
Project) (LOC; Wells
Fargo Bank)	0.14	6/7/15	6,000,000	[a]	6,000,000
California Pollution Control
Financing Authority, SWDR
(West Valley MRF, LLC Project)
(LOC; Union Bank NA)	0.14	6/7/15	3,200,000	[a]	3,200,000
Colorado—10.3%
Branch Banking and Trust Co.
Municipal Trust (Series 2027)
(City and County of Denver,
Airport System Revenue)
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.14	6/7/15	10,070,000	[a,b,c]	10,070,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System) (Citigroup ROCS,
Series RR II R-14085)
(Liquidity Facility;
Citibank NA)	0.13	6/7/15	4,700,000	[a,b,c]	4,700,000
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; FHLB)	0.09	6/7/15	10,600,000	[a]	10,600,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1129 X) (City and
County of Denver, Airport
System Revenue) (Liquidity
Facility; Deutsche Bank AG
and LOC; Deutsche Bank AG)	0.44	6/7/15	3,770,000	[a,b,c]	3,770,000
RBC Municipal Products Inc. Trust
(Series E-25) (City and County
of Denver, Aviation Airport
System Revenue) (Liquidity
Facility; Royal Bank of
Canada and LOC; Royal Bank
of Canada)	0.11	6/7/15	9,000,000	[a,b,c]	9,000,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.12	6/7/15	38,065,000	[a]	38,065,000
Utah Housing Corporation,
SFMR (Liquidity Facility;
JPMorgan Chase Bank)	0.17	6/7/15	7,310,000	[a]	7,310,000
Connecticut—.4%
Enfield,
GO Notes, BAN	1.00	8/11/15	3,000,000		3,004,767
District of Columbia—1.0%
Metropolitan Washington Airports
Authority, Dulles Toll Road
Revenue, CP (LOC; JPMorgan
Chase Bank)	0.08	7/27/15	8,000,000		8,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida—8.6%
Branch Banking and Trust Co.
Municipal Trust (Series 2042)
(Collier County School Board,
COP, Refunding (Master
Lease-Purchase Agreement))
(Liquidity Facility; Branch
Banking and Trust Co.
and LOC; Branch Banking
and Trust Co.)	0.14	6/7/15	9,000,000	[a,b,c]	9,000,000
Broward County Health Facilities
Authority, Revenue (Henderson
Mental Health Center, Inc.
Project) (LOC; Northern
Trust Company)	0.10	6/7/15	1,300,000	[a]	1,300,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project)
(LOC; FNMA)	0.12	6/7/15	13,130,000	[a]	13,130,000
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic
Health System)	0.10	6/10/15	10,000,000		10,000,000
Gainesville,
Utilities System Revenue, CP
(Liquidity Facility;
Bayerische Landesbank)	0.13	6/18/15	7,000,000		7,000,000
Jacksonville Electric Authority,
Electric System Revenue, CP
(Liquidity Facility; U.S. Bank NA)	0.10	6/10/15	5,000,000		5,000,000
Jacksonville Electric Authority,
Electric System Revenue, CP
(Liquidity Facility; U.S. Bank NA)	0.10	6/17/15	7,500,000		7,500,000
Miami-Dade County,
Aviation Revenue (Miami-Dade
International Airport) (Eagle
Series 2013-0016) (Liquidity
Facility; Citibank NA)	0.13	6/7/15	6,500,000	[a,b,c]	6,500,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Sunshine State Government
Financing Commission,
Revenue, CP (Liquidity
Facility; JPMorgan
Chase Bank)	0.08	7/9/15	8,000,000		8,000,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.10	9/10/15	2,500,000		2,500,000
Hawaii—.2%
Honolulu City and County,
GO Notes	5.00	7/1/15	1,375,000		1,380,506
Illinois—1.3%
Illinois Development Finance
Authority, Revenue (McCormick
Theological Seminary Project)
(LOC; Northern Trust Company)	0.09	6/7/15	4,500,000	[a]	4,500,000
Illinois Development Finance
Authority, Revenue
(Presbyterian Homes Two Arbor
Lane Project) (LOC; Northern
Trust Company)	0.12	6/7/15	5,000,000	[a]	5,000,000
Libertyville,
Industrial Project Revenue
(Fabrication Technologies,
Inc. Project) (LOC;
Bank of America)	0.20	6/7/15	1,420,000	[a]	1,420,000
Kansas—1.3%
Wichita,
GO Temporary Notes	0.30	10/15/15	11,000,000		11,000,984
Kentucky—2.8%
Carroll County,
Environmental Facilities
Revenue, Refunding (Kentucky
Utilities Company Project)
(LOC; Bank of Tokyo-Mitsubishi
UFJ, Ltd.)	0.09	6/7/15	10,000,000	[a]	10,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Kentucky (continued)
Deutsche Bank Spears/Lifers Trust
(Series DBE-1314) (Kentucky
Economic Development Finance
Authority, Revenue (Catholic
Health Initiatives)) (Liquidity
Facility; Deutsche Bank AG)	0.21	6/7/15	10,000,000	[a,b,c]	10,000,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	8/1/15	3,000,000		3,003,955
Louisiana—3.5%
Ascension Parish,
Revenue (BASF
Corporation Project)	0.18	6/7/15	10,000,000	[a]	10,000,000
Ascension Parish,
Revenue, CP (BASF SE)	0.23	8/14/15	5,000,000		5,000,000
Caddo-Bossier Parishes Port
Commission, Revenue
(Oakley Louisiana, Inc.
Project) (LOC; Bank
of America)	0.20	6/7/15	2,380,000	[a]	2,380,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties, Inc. Project)
(LOC; JPMorgan
Chase Bank)	0.19	6/7/15	2,100,000	[a]	2,100,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.10	6/7/15	8,710,000	[a]	8,710,000
Maryland—1.6%
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Trust)	0.20	6/7/15	3,355,000	[a]	3,355,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.11	6/12/15	10,000,000		10,000,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—4.7%
Massachusetts Development Finance
Agency, Revenue (Checon
Corporation Issue) (LOC; Bank
of America)	0.20	6/7/15	2,475,000	[a]	2,475,000
Massachusetts Port Authority,
Special Project Revenue,
Refunding (Harborside Hyatt
Conference Center and Hotel
Project) (LOC; U.S. Bank NA)	0.10	6/7/15	7,500,000	[a]	7,500,000
Massachusetts School Building
Authority, Subordinated
Dedicated Sales Tax BAN	5.00	7/16/15	8,000,000		8,048,081
University of Massachusetts
Building Authority, Project
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.12	6/7/15	20,000,000	[a]	20,000,000
Minnesota—2.7%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity
Facility; FHLB)	0.10	6/7/15	6,400,000	[a]	6,400,000
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	12/1/15	2,000,000		2,007,505
North Saint Paul-Maplewood-Oakdale
Independent School District
Number 622, GO Aid
Anticipation Certificates
of Indebtedness	2.00	9/15/15	2,000,000		2,010,793
Rochester,
Health Care Facilities
Revenue, CP (Mayo Foundation)	0.10	6/9/15	5,000,000		5,000,000
Southern Minnesota
Municipal Power Agency,
Power Supply System
Revenue, CP (Liquidity
Facility; U.S. Bank NA)	0.07	7/6/15	7,000,000		7,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri—5.3%
Platte County Industrial
Development Authority, IDR
(Complete Home Concepts
Project) (LOC; U.S. Bank NA)	0.12	6/7/15	6,295,000	[a]	6,295,000
RBC Municipal Products Inc. Trust
(Series E-40) (Missouri Health
and Educational Facilities
Authority, Health Facilities
Revenue (Saint Luke’s Health
System, Inc.)) (Liquidity
Facility; Royal Bank of
Canada and LOC; Royal
Bank of Canada)	0.10	6/7/15	10,000,000	[a,b,c]	10,000,000
RBC Municipal Products Inc. Trust
(Series E-47) (Missouri Health
and Educational Facilities
Authority, Health Facilities
Revenue (BJC Health System))
(Liquidity Facility; Royal
Bank of Canada and LOC;
Royal Bank of Canada)	0.10	6/7/15	25,000,000	[a,b,c]	25,000,000
Saint Louis Industrial Development
Authority, MFHR (Minerva
Place Apartments)
(LOC; FHLMC)	0.12	6/7/15	1,530,000	[a]	1,530,000
New Hampshire—3.5%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.10	6/1/15	4,000,000	[a]	4,000,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue)
(Liquidity Facility;
U.S. Bank NA)	0.13	6/1/15	7,750,000	[a]	7,750,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Hampshire (continued)
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; Wells Fargo Bank)	0.13	6/1/15	16,400,000	[a]	16,400,000
New Jersey—2.9%
Bloomfield Township,
GO Notes, BAN	1.50	1/15/16	3,325,000		3,347,310
Deutsche Bank Spears/Lifers Trust
(Series DBE-1151) (New Jersey
Economic Development
Authority, School Facilities
Construction Revenue)
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche
Bank AG)	0.42	6/7/15	18,310,000	[a,b,c]	18,310,000
Seaside Heights Borough,
GO Notes, BAN (Electric
Utility, General Improvement
and Water/Sewer Utility)	1.25	1/28/16	2,047,752		2,059,767
New York—5.6%
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.15	6/7/15	4,985,000	[a]	4,985,000
Ithaca,
GO Notes, BAN	1.00	2/19/16	5,000,000		5,019,707
Nassau County Industrial
Development Agency, IDR (The
Jade Corporation Project)
(LOC; M&T Trust)	0.23	6/7/15	3,350,000	[a]	3,350,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Trust)	0.15	6/7/15	5,100,000	[a]	5,100,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.05	6/3/15	5,000,000		5,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street)
(LOC; M&T Trust)	0.12	6/7/15	7,000,000	[a]	7,000,000
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union Graduate College
Project) (LOC; M&T Trust)	0.15	6/7/15	5,035,000	[a]	5,035,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Trust)	0.26	6/7/15	10,000,000	[a]	10,000,000
North Carolina—1.2%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield
Episcopal Retirement
Community) (LOC;
Branch Banking and
Trust Co.)	0.10	6/7/15	10,000,000	[a]	10,000,000
North Dakota—.6%
North Dakota Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	4/1/16	4,750,000		4,777,629
Ohio—1.4%
Stark County Port Authority,
Revenue (Community
Action Agency Project)
(LOC; JPMorgan
Chase Bank)	0.16	6/7/15	160,000	[a]	160,000
Union Township,
GO Notes, BAN (Various Purpose)	1.00	9/9/15	10,900,000		10,916,350
Oklahoma—.1%
Tulsa,
GO Notes	5.00	10/1/15	1,000,000		1,016,224
Oregon—.5%
Oregon School District,
GO Notes (School
Improvement Bonds)	4.00	9/1/15	4,155,000		4,194,834

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania—1.8%
Adams County Industrial
Development Authority, Revenue
(The Brethren Home Community
Project) (LOC; PNC Bank NA)	0.10	6/7/15	2,900,000	[a]	2,900,000
Berks County Industrial
Development Authority, Revenue
(KTB Real Estate Partnership
Project) (LOC; M&T Trust)	0.28	6/7/15	900,000	[a]	900,000
Jackson Township Industrial
Development Authority, Revenue
(Everlast Roofing, Inc.
Project) (LOC; M&T Trust)	0.30	6/7/15	2,890,000	[a]	2,890,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.19	6/7/15	8,300,000	[a]	8,300,000
South Carolina—1.4%
Florence County,
GO Notes	1.00	6/1/15	3,000,000		3,000,000
Oconee County School District,
GO Notes	5.00	3/1/16	4,000,000		4,143,476
Saxe Gotha-Lexington Public
Facilities Corporation,
Revenue, BAN	1.00	5/17/16	4,150,000		4,170,967
Tennessee—10.0%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.10	6/7/15	34,000,000	[a]	34,000,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC;
Bank of America)	0.13	6/7/15	2,505,000	[a]	2,505,000
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.10	6/4/15	10,000,000		10,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee (continued)
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.10	6/10/15	11,000,000		11,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.09	7/21/15	10,000,000		10,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility;
Sumitomo Mitsui Trust Bank,
Ltd.)	0.07	6/4/15	7,500,000		7,500,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility;
Sumitomo Mitsui Trust Bank,
Ltd.)	0.09	7/22/15	6,500,000		6,500,000
Texas—15.0%
Austin Independent School
District, CP (Liquidity
Facility; Sumitomo Mitsui
Banking Corp.)	0.12	6/1/15	5,000,000		5,000,000
El Paso,
Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.06	6/16/15	4,000,000		4,000,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan
Chase Bank and LOC;
Permanent School Fund
Guarantee Program)	0.10	6/11/15	10,000,000		10,000,000
Harris County Cultural Education
Facilities Finance Corporation,
Medical Facilities Mortgage
Revenue, Refunding
(Baylor College of Medicine)
(LOC; Barclays Bank PLC)	0.09	6/7/15	13,800,000	[a]	13,800,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Houston Higher Education Finance
Corporation, Education
Revenue, Refunding (Knowledge
is Power Program) (LOC;
Permanent School Fund
Guarantee Program)	5.00	8/15/15	830,000		837,783
North Texas Municipal Water
District, Regional Wastewater
System Revenue Bonds	5.00	6/1/15	1,500,000		1,500,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.23	8/14/15	10,000,000		10,000,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project) (Liquidity
Facility; Northern
Trust Company)	0.09	6/7/15	13,700,000	[a]	13,700,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project) (Liquidity
Facility; Northern
Trust Company)	0.10	6/7/15	7,000,000	[a]	7,000,000
San Antonio Independent School
District, CP (Liquidity
Facility; Royal Bank of Canada)	0.10	6/11/15	10,000,000		10,000,000
San Antonio Independent School
District, CP (Liquidity
Facility; Royal Bank of Canada)	0.10	6/11/15	9,500,000		9,500,000
San Antonio Independent School
District, CP (Liquidity
Facility; Royal Bank of Canada)	0.11	6/11/15	8,750,000		8,750,000
Texas,
GO Notes (Veterans’ Housing
Assistance Program) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.11	6/7/15	10,000,000	[a]	10,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Texas,
GO Notes (Veterans’ Housing
Assistance Program) (Liquidity
Facility; Landesbank
Hessen-Thuringen
Girozentrale)	0.12	6/7/15	7,000,000	[a]	7,000,000
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.12	6/7/15	4,615,000	[a]	4,615,000
Texas Public Finance Authority,
Revenue, CP	0.10	6/10/15	6,019,000		6,019,000
Utah—4.4%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.09	6/1/15	30,000,000	[a]	30,000,000
Utah Housing Corporation,
SFMR (Liquidity Facility;
JPMorgan Chase Bank)	0.17	6/7/15	5,545,000	[a]	5,545,000
Vermont—.6%
Vermont Educational and Health
Buildings Financing Agency, HR
(Northeastern Vermont Regional
Hospital Project) (LOC; TD Bank)	0.08	6/1/15	4,600,000	[a]	4,600,000
Virginia—.3%
Emporia Industrial Development
Authority, IDR (Toll VA III,
L.P. Project) (LOC;
Bank of America)	0.17	6/7/15	2,305,000	[a]	2,305,000
Wisconsin—2.7%
Manitowoc Community Development
Authority, Housing Revenue
(Southbrook Manor Project)
(LOC; FHLB)	0.15	6/7/15	2,185,000	[a]	2,185,000

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin (continued)
Middleton,
Note Anticipation Notes	1.50	12/15/15	4,000,000	4,000,000
Milwaukee Area Technical College
District, GO Promissory Notes	1.50	6/1/15	3,565,000	3,565,000
PMA Levy and Aid Anticipation
Notes Program, Note
Participations	1.00	10/23/15	6,000,000	6,017,705
Wisconsin Health and Educational
Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.10	7/6/15	6,000,000	6,000,000

Total Investments (cost $811,617,534)			99.8%	811,617,534
Cash and Receivables (Net)			.2%	1,978,555
Net Assets			100.0%	813,596,089

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2015, these securities amounted to $106,350,000 or 13.1% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	22.0	County	3.6
Health Care	17.1	Special Tax	3.0
Housing	9.3	State/Territory	2.1
Industrial	7.1	Pollution Control	1.6
City	6.2	Lease	.8
Utility-Water and Sewer	5.5	Other	11.6
Utility-Electric	5.3
Transportation Services	4.6		99.8

†	Based on net assets.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	811,617,534	811,617,534
Cash		1,424,256
Interest receivable		927,571
Prepaid expenses		83,529
		814,052,890
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		101,274
Payable for shares of Common Stock redeemed		304,596
Accrued expenses		50,931
		456,801
Net Assets ($)		813,596,089
Composition of Net Assets ($):
Paid-in capital		813,598,552
Accumulated net realized gain (loss) on investments		(2,463)
Net Assets ($)		813,596,089

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	43,441,507	770,154,582
Shares Outstanding	43,458,116	770,424,496
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2015 (Unaudited)

Investment Income ($):
Interest Income	410,346
Expenses:
Management fee—Note 2(a)	2,178,804
Shareholder servicing costs—Note 1 and Note 2(c)	1,248,714
Distribution and prospectus fees—Note 2(b)	840,191
Registration fees	49,961
Professional fees	39,386
Custodian fees—Note 2(c)	35,675
Directors’ fees and expenses—Note 2(d)	21,848
Prospectus and shareholders’ reports	9,069
Miscellaneous	26,646
Total Expenses	4,450,294
Less—reduction in expenses due to undertaking—Note 2(a)	(4,040,100)
Less—reduction in fees due to earnings credits—Note 2(c)	(5)
Net Expenses	410,189
Investment Income—Net, representing net increase
in net assets resulting from operations	157
See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Operations ($):
Investment Income—Net, representing net increase
in net assets resulting from operations	157	290
Dividends to Shareholders from ($):
Investment income—net:
Class A	(7)	(15)
Class B	(150)	(275)
Total Dividends	(157)	(290)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	44,717,165	96,539,140
Class B	680,830,085	1,439,339,766
Dividends reinvested:
Class A	7	15
Class B	149	273
Cost of shares redeemed:
Class A	(50,946,088)	(96,419,616)
Class B	(717,200,187)	(1,322,994,321)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(42,598,869)	116,465,257
Total Increase (Decrease) in Net Assets	(42,598,869)	116,465,257
Net Assets ($):
Beginning of Period	856,194,958	739,729,701
End of Period	813,596,089	856,194,958

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2015			Year Ended November 30,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000		.000	.000	.000	.000	.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59	[c]	.60	.61	.63	.63	.61
Ratio of net expenses
to average net assets	.09	[c]	.11	.16	.22	.27	.37
Ratio of net investment income
to average net assets[b]	.00	[c]	.00	.00	.00	.00	.00
Net Assets, end of period
($ x 1,000)	43,442		49,670	49,548	75,520	56,850	64,035

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2015			Year Ended November 30,
Class B Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000		.000	.000	.000	.000	.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05	[c]	1.05	1.05	1.05	1.05	1.05
Ratio of net expenses
to average net assets	.09	[c]	.11	.17	.22	.27	.37
Ratio of net investment income
to average net assets[b]	.00	[c]	.00	.00	.00	.00	.00
Net Assets, end of period
($ x 1,000)	770,155		806,525	690,181	786,097	650,946	614,467

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is the sole diversified series of General Municipal Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company.The fund’s investment objective is to seek to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 20.5 billion shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class A (15 billion shares authorized) and Class B (5.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2015, sub-accounting service fees amounted to $206,255 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	811,617,534
Level 3—Significant Unobservable Inputs	—
Total	811,617,534

†	See Statement of Investments for additional detailed categorizations.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $2,463 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2014. If not applied, the carryover expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2014 was all tax-exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commis-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

sions and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended May 31, 2015, there was no reduction in expenses pursuant to the Agreement.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $4,040,100 during the period ended May 31, 2015.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2015, Class B shares were charged $840,191 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (the “Class A Shareholder Services Plan”), Class A shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

During the period ended May 31, 2015, Class A shares were charged $8,021 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2015, Class B shares were charged $1,031,274 pursuant to the Class B Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2015, the fund was charged $2,698 for transfer agency services and $107 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $5.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2015, the fund was charged $35,675 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended May 31, 2015, the fund was charged $83 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2015, the fund was charged $6,140 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $350,942, Distribution Plan fees $132,841, Shareholder Services Plan fees $201,261, custodian fees $24,000, Chief Compliance Officer fees $2,113 and transfer agency fees $1,132, which are offset against an expense reimbursement currently in effect in the amount of $611,015.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2015, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $582,380,000 and $411,440,000, respectively.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

NOTE 5—Plan of Reorganization:

On February 18, 2015, the Board approved an Agreement and Plan of Reorganization (the “Reorganization”) between General Municipal Money Market Funds, Inc., on behalf of the fund, and Touchstone Tax-Free Trust, on behalf of Touchstone Tax-free Money Market Fund (the “Acquired Fund”).The Reorganization was approved by shareholders of the Acquired Fund and occurred on June 19, 2015. The Reorganization provides for the Acquired Fund to transfer all of its assets, subject to its liabilities, to the fund, in exchange for a number of Class A shares of the fund of equal value to the assets less liabilities of the Acquired Fund. The fund’s Class A shares will then be distributed to the Acquired Fund’s shareholders on a pro rata basis in liquidation of the Acquired Fund.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

On May 5, 2015, the Board approved an Agreement and Plan of Reorganization (the “Reorganization”) between General Municipal Money Market Funds, Inc., on behalf of the fund, and Dreyfus Municipal Money Market Fund, Inc. (the “Acquired Fund”). The Reorganization was subject to the approval of the shareholders of the Acquired Fund on or about August 25, 2015. The Reorganization is anticipated to occur on or about November 13, 2015. The Reorganization provides for the Acquired Fund to transfer all of its assets, subject to its liabilities, to the fund, in exchange for a number of Class A shares of the fund of equal value to the assets less liabilities of the Acquired Fund. The fund’s Class A shares will then be distributed to the Acquired Fund’s shareholders on a pro rata basis in liquidation of the Acquired Fund.

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 20, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)